Summary of Significant Accounting Policies - Financing Receivables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 113,408	¥ 93,185
Loss pertaining to finance receivables	36,926	50,940	¥ 35,515
Interest income generated from financing receivables	141,783	146,096	¥ 168,395
Other non-current assets
Financing receivables
Allowance for doubtful accounts relating to financing receivables	¥ 73,566	¥ 56,863
Minimum
Financing receivables
Credit term for financing services	3 months
Maximum
Financing receivables
Credit term for financing services	5 years